                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000


Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Red Coat Capital Management, L.L.C.
Address: 350 Park Avenue, 5th Floor
         New York, New York  10022


Form 13F File Number:  028-05527

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth L. Londoner
Title:   Managing Member
Phone:   (212) 557-6455

Signature, Place, and Date of Signing:


         /s/ Kenneth L. Londoner New York, New York    11/15/00
         ----------------------- --------------------- --------
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     119

Form 13F Information Table Value Total:     $452,530
                                         [in thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number   Name

         1         28-                    Red Coat Group, L.L.C.

         [Repeat as necessary.]


                                                                    FORM 13F
                                                              September 30, 2000
   COLUMN 1          COLUMN 2   COLUMN 3       COLUMN 4       COLUMN 5             COLUMN 6        COLUMN 7        COLUMN 8
   ---------         --------   --------       --------       --------             ---------       --------        --------
                                                                           INVESTMENT DISCRETION                VOTING AUTHORITY
                                                                           ---------------------                ----------------
                     TITLE                               SHRS OR   SH/ PUT/   (A)     (B)    (C)    OTHER       (A)  (B)   (C)
NAME OF ISSUER       CLASS      CUSIP           VALUE    PRN AMT   PRN CALL   SOLE    SHARE  OTHER  MANAGERS    SOLE SHARE NONE
-------------------  -----      -----           -----    -------   --- ----   ----    -----  -----  --------    ---- ----- ----

AT&T CORP.-LIBERTY
  MEDIA GROUP       CLASS A       1957208      1,192,125    66000   SHRS                      X       1           66000
                                               2,059,125   114000              X                                 114000
ABERCROMBIE &
  FITCH CO.         CLASS A       2896207        476,563    25000   SHRS                      X       1           25000
                                               1,429,688    75000              X                                  75000
ACTIVISION, INC.    COMMON STOCK  4930202      1,582,500   105500   SHRS                      X       1          105500
                                               2,167,500   144500              X                                 144500
ADELPHIA
  COMMUNICATIONS
  CORPOR            CLASS A       6848105        551,250    20000   SHRS                      X       1           20000
                                               1,378,125    50000              X                                  50000
ANDRX GROUP         COMMON STOCK  34553107       700,313     7500   SHRS       X                                   7500
ANN TAYLOR
  STORES CORP.      COMMON STOCK  36115103     1,402,969    36500   SHRS                      X       1           36500
                                               2,440,781    63500              X                                  63500
ASSOCIATES FIRST
  CAPITAL CORP      CLASS A       46008108       950,000    25000   SHRS                      X       1           25000
                                               2,850,000    75000              X                                  75000
BOSTON PRIVATE
  FINANCIAL HLDGS   COMMON STOCK  101119105      495,000    30000   SHRS                      X       1           30000
                                               1,155,000    70000              X                                  70000
CHARTER ONE
  FINANCIAL, INC.   COMMON STOCK  160903100    1,218,750    50000   SHRS                      X       1           50000
                                               2,437,500   100000              X                                 100000
THE CHEESECAKE
  FACTORY INCORPO   COMMON STOCK  163072101    1,038,000    24000   SHRS                      X       1           24000
                                               2,421,957    55999              X                                  55999
CHUBB CORPORATION   COMMON STOCK  171232101    2,611,125    33000   SHRS                      X       1           33000
                                               5,301,375    67000              X                                  67000
CHURCHILL DOWNS
  INCORPORATED      COMMON STOCK  171484108      445,050    17200   SHRS                      X       1           17200
                                               1,974,263    76300              X                                  76300
CITIGROUP INC.      COMMON STOCK  172967101    2,486,875    46000   SHRS                      X       1           46000
                                               2,919,375    54000              X                                  54000




                                4




COMCAST
  CORPORATION       CLASS A       200300200    1,637,500    40000   SHRS                      X       1           40000
                                               3,479,688    85000              X                                  85000
CUTTER & BUCK INC.  COMMON STOCK  232217109    3,457,625   278000   SHRS                      X       1          278000
                                               5,808,313   467000              X                                 467000
WALT DISNEY
  INTERNET GROUP    COMMON STOCK  254687205    7,135,750   671600   SHRS                      X       1          671600
                                              12,707,500  1196000              X                                1196000
DOCUMENTUM, INC.    COMMON STOCK  256159104    2,476,219    30500   SHRS                      X       1           30500
                                               4,018,781    49500              X                                  49500
EXPEDIA, INC.       CLASS A       302125109       69,797     5369   SHRS                      X       1            5369
                                                 158,002    12154              X                                  12154
FOSTER WHEELER
  CORPORATION       COMMON STOCK  350244109    4,132,500   570000   SHRS                      X       1          570000
                                               7,012,200   967200              X                                 967200
GATEWAY INC.        COMMON STOCK  367626108      772,000    16000   SHRS                      X       1           16000
                                               1,640,500    34000              X                                  34000
GENERAL MOTORS
  CORP. - CLASS H   CLASS H       370442832    1,859,000    50000   SHRS                      X       1           50000
                                               3,718,000   100000              X                                 100000
HARTFORD FINANCIAL
  SVC. GROUP        COMMON STOCK  416515104    1,093,125    15000   SHRS                      X       1           15000
                                               3,279,375    45000              X                                  45000
HOLLYWOOD
  ENTERTAINMENT
  CORP.             COMMON STOCK  436141105    1,508,734   202855   SHRS                      X       1          202855
                                               3,283,991   441545              X                                 441545
HOUSEHOLD
  INTERNATIONAL,
  INC.              COMMON STOCK  441815107    3,114,375    55000   SHRS                      X       1           55000
                                               5,662,500   100000              X                                 100000
IBP, INC.           COMMON STOCK  449223106    2,180,213   119056   SHRS                      X       1          119056
                                               3,313,537   180944              X                                 180944
INDYMAC BANCORP,
  INC      .        COMMON STOCK  456607100      925,313    45000   SHRS                      X       1           45000
                                               1,645,000    80000              X                                  80000
INTIMATE BRANDS,
  INC.     COMMON STOCK           461156101    1,401,563    75000   SHRS                      X       1           75000
                                               2,433,113   130200              X                                 130200
LIBERTY DIGITAL,
  INC.              CLASS A       530436104   20,505,150  1012600   SHRS                      X       1         1012600
                                              37,345,050  1844200              X                                1844200
LODGENET
  ENTERTAINMENT
  CORPORA           COMMON STOCK  540211109   21,078,750   730000   SHRS                      X       1          730000
                                              53,020,275  1836200              X                                1836200
MANUFACTURERS
  SERVICES LTD.     COMMON STOCK  565005105      243,438    20500   SHRS                      X       1           20500
                                                 528,438    44500              X                                  44500
MATTEL, INC.        COMMON STOCK  577081102      632,500    55000   SHRS                      X       1           55000
                                               1,380,000   120000              X                                 120000


                                5




MCDATA CORPORATION  CLASS B       580031102      983,125     8000   SHRS                      X       1            8000
                                               5,161,405    42000              X                                  42000
METACREATIONS
  CORPORATION       COMMON STOCK  591016100    1,164,375   103500   SHRS                      X       1          103500
                                               1,929,375   171500              X                                 171500
METRO-GOLDWYN-
  AYER INC.         COMMON STOCK  591610100   11,872,320   494680   SHRS                      X       1          494680
                                              21,077,280   878220              X                                 878220
MIDWAY GAMES INC.   COMMON STOCK  598148104      771,645   110235   SHRS                      X       1          110235
                                               1,398,355   199765              X                                 199765
THE MONTANA
  POWER COMPANY     COMMON STOCK  612085100    1,915,619    57370   SHRS                      X       1           57370
                                               3,627,221   108630              X                                 108630
PAXSON
  COMMUNICATIONS
  CORP.             COMMON STOCK  704231109    2,367,333   205855   SHRS                      X       1          205855
                                               3,903,618   339445              X                                 339445
PROSOFTTRAINING.COM COMMON STOCK  743477101      427,500    30000   SHRS                      X       1           30000
                                               1,041,675    73100              X                                  73100
RADIOSHACK          COMMON STOCK  750438103    2,326,500    36000   SHRS                      X       1           36000
                                               4,136,000    64000              X                                  64000
ST. PAUL
  COMPANIES, INC.   COMMON STOCK  792860108    2,202,093    43714   SHRS                      X       1           43714
                                               4,094,782    81286              X                                  81286
SOUTHERN ENERGY,
  INC.              COMMON STOCK  842816100    2,196,250    70000   SHRS                      X       1           70000
                                               4,235,625   135000              X                                 135000
STERICYCLE, INC.    COMMON STOCK  858912108    1,249,500    51000   SHRS                      X       1           51000
                                               2,425,500    99000              X                                  99000
TRANSMEDIA
  NETWORK INC.      COMMON STOCK  893767301       93,750    25000   SHRS       X                                  25000
UNITEDGLOBALCOM
  INC.              CLASS A       913247508    1,575,000    52500   SHRS                      X       1           52500
                                               2,925,000    97500              X                                  97500
VAXGEN, INC.        COMMON STOCK  922390208       58,438     2500   SHRS       X                                   2500
WESTERN DIGITAL
  CORPORATION       COMMON STOCK  958102105      962,513   163832   SHRS                      X       1          163832
                                               2,268,737   386168              X                                 386168
WESTWOOD ONE, INC.  COMMON STOCK  961815107    1,457,750    68000   SHRS                      X       1           68000
                                               2,829,750   132000              X                                 132000
Z-TEL TECHNOLOGIES,
  INC.              COMMON STOCK  988792107      308,125    42500   SHRS                      X       1           42500
                                                 815,625   112500              X                                 112500
AT&T-35 CALL
  10/21/00          OPTIONS       0019570JG        5,000      200        CNTS                 X       1             200
                                                  45,000     1800              X                                   1800
BRISTOL-MYERS
  50 PUT 10/21/00   OPTIONS       1101220VJ       37,500     1500        CNTS  X                                   1500





                                6




CABLEVISION
  SYSTEMS
  CORPORATIO        CLASS A       12686C109    2,431,235    36423   SHRS                      X       1           36423
                                               4,891,240    73277              X                                  73277
CURAGEN
  CORPORATION       COMMON STOCK  23126R101      959,063    18000   SHRS                      X       1           18000
                                               1,705,002    32000              X                                  32000
INTERWOVEN, INC.    COMMON STOCK  46114T102    3,278,813    29000   SHRS                      X       1           29000
                                               8,027,438    71000              X                                  71000
KOHLS CORP.-45
  PUT EXP 4/21/01   OPTIONS       5002550PI       45,000      160        CNTS                 X       1             160
                                                 236,250      840              X                                    840
MCKESSON HBOC,
  INC      .        COMMON STOCK  58155Q103    4,171,781   136500   SHRS                      X       1          136500
                                               6,525,094   213500              X                                 213500
NEXTEL
  COMMUNICATIONS,
  INC.              CLASS A       65332V103    1,870,000    40000   SHRS                      X       1           40000
                                               5,142,500   110000              X                                 110000
NIKE INC.-CALL
  45 EXP 10/21/00   OPTIONS       6541060JI       56,250     1000        CNTS                 X                    1000
PIXTECH, INC.       COMMON STOCK  72583K109       92,500    40000   SHRS                      X       1           40000
                                                 682,188   295000              X                                 295000
THE 3DO COMPANY     COMMON STOCK  88553W105      456,422    68250   SHRS                      X       1           68250
                                               1,014,828   151750              X                                 151750
WEBMD CORPORATION   COMMON STOCK  94769M105    1,049,200    68800   SHRS                      X       1           68800
                                               2,000,800   131200              X                                 131200
ACE LIMITED         COMMON STOCK  G0070K103    3,591,375    91500   SHRS                      X       1           91500
                                               6,221,125   158500              X                                 158500
FLAG TELECOM
  HOLDINGS LIMITED  COMMON STOCK  G3529L102    1,248,500   113500   SHRS                      X       1          113500
                                               1,886,500   171500              X                                 171500
                                             452,563,047




















                                7
02108003.AB8

